JPMorgan International Value ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is
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solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2026.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Australia — 2.4%
BHP Group Ltd.	417,504	14,379,825
Perseus Mining Ltd.	635,444	2,447,409
QBE Insurance Group Ltd.	248,163	3,401,266
Rio Tinto plc	138,104	12,599,827
		32,828,327
Austria — 1.4%
BAWAG Group AG (a)	12,953	2,107,142
Erste Group Bank AG	38,981	5,067,879
OMV AG	47,385	2,815,037
Raiffeisen Bank International AG	51,596	2,600,722
Strabag SE	8,233	853,911
Telekom Austria AG	193,812	2,060,724
Vienna Insurance Group AG Wiener Versicherung Gruppe	45,539	3,579,549
		19,084,964
Belgium — 0.9%
Ageas SA	41,203	2,926,667
Deme Group NV	9,564	1,906,487
KBC Group NV	31,674	4,463,362
Umicore SA	114,509	2,722,143
		12,018,659
Brazil — 1.6%
Cia Energetica de Minas Gerais (Preference)	1,135,366	2,474,495
Lojas Renner SA	659,888	1,879,573
Marcopolo SA (Preference)	1,382,261	1,694,092
Petroleo Brasileiro SA (Preference)	987,914	7,071,345
TIM SA	504,261	2,342,726
Vale SA	411,960	6,584,784
		22,047,015
Burkina Faso — 0.2%
IAMGOLD Corp. *	132,992	2,413,419
Canada — 4.3%
Bank of Nova Scotia (The)	117,175	8,760,265
Barrick Mining Corp.	73,657	3,366,806
Canadian Imperial Bank of Commerce	84,655	7,823,586
Canadian Natural Resources Ltd.	203,590	7,570,052
Cogeco Communications, Inc.	39,452	1,901,542
DPM Metals, Inc.	75,789	2,644,391
Fairfax Financial Holdings Ltd.	1,826	3,013,447
First Capital REIT	99,667	1,448,544
Linamar Corp.	30,269	1,918,863
Manulife Financial Corp.	175,881	6,699,921
Royal Bank of Canada	25,259	4,205,721
Russel Metals, Inc.	65,828	2,332,612
Suncor Energy, Inc.	128,649	6,799,742
		58,485,492

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — 0.1%
Latam Airlines Group SA	61,270,263	1,987,815
China — 8.0%
Agricultural Bank of China Ltd., Class H	4,396,000	3,073,318
BOC Aviation Ltd. (a)	200,000	2,071,931
BOC Hong Kong Holdings Ltd.	599,500	3,156,962
Brilliance China Automotive Holdings Ltd.	3,688,000	1,906,857
China Coal Energy Co. Ltd., Class H	1,901,000	2,782,251
China Communications Services Corp. Ltd., Class H	3,698,000	2,245,851
China Construction Bank Corp., Class H	5,297,000	5,348,542
China Feihe Ltd. (a)	2,858,000	1,419,661
China Hongqiao Group Ltd.	1,084,500	4,960,147
China Life Insurance Co. Ltd., Class H	1,127,000	5,015,420
China Merchants Bank Co. Ltd., Class H	419,000	2,559,921
China Oilfield Services Ltd., Class H	2,042,000	2,244,237
China Pacific Insurance Group Co. Ltd., Class H	929,200	4,680,229
Eastern Air Logistics Co. Ltd., Class A	782,500	2,089,303
Geely Automobile Holdings Ltd.	1,228,000	2,527,831
GF Securities Co. Ltd., Class H	745,000	1,738,501
Great Wall Motor Co. Ltd., Class H	1,084,500	1,839,406
Gree Electric Appliances, Inc. of Zhuhai, Class A	401,400	2,232,633
Haier Smart Home Co. Ltd., Class H	705,400	2,325,506
Haitian International Holdings Ltd.	646,000	1,998,392
Hello Group, Inc., ADR	195,960	1,336,447
Hisense Home Appliances Group Co. Ltd.	590,000	1,733,364
Huaneng Power International, Inc., Class H	2,484,000	1,811,094
Huayu Automotive Systems Co. Ltd., Class A	802,600	2,217,424
Industrial & Commercial Bank of China Ltd., Class H	3,958,000	3,283,149
JOYY, Inc., ADR	29,329	1,887,321
Kunlun Energy Co. Ltd.	2,460,000	2,520,474
Lenovo Group Ltd.	1,818,000	2,048,365
Livzon Pharmaceutical Group, Inc., Class H	557,800	2,099,220
New China Life Insurance Co. Ltd., Class H	284,800	2,315,832
People's Insurance Co. Group of China Ltd. (The), Class H	4,359,000	3,790,286
PetroChina Co. Ltd., Class H	3,800,000	4,514,247
PICC Property & Casualty Co. Ltd., Class H	1,240,000	2,567,045
Ping An Insurance Group Co. of China Ltd., Class H	630,500	5,848,109
Sinotruk Hong Kong Ltd.	791,500	3,634,710
Vipshop Holdings Ltd., ADR	162,761	2,784,841
Weichai Power Co. Ltd., Class H	1,092,000	3,701,477
Yangzijiang Shipbuilding Holdings Ltd.	1,232,000	3,235,618
Yunnan Yuntianhua Co. Ltd., Class A	414,700	2,275,386
		109,821,308
Colombia — 0.2%
Grupo Cibest SA (Preference)	145,756	2,964,884
Denmark — 1.1%
AL Sydbank	20,606	1,866,171
Cementir Holding NV	116,180	2,612,302

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Danske Bank A/S	89,452	4,557,403
H Lundbeck A/S	466,726	3,129,096
ISS A/S	67,686	2,566,971
		14,731,943
Finland — 0.5%
Nordea Bank Abp	326,787	6,313,659
France — 5.2%
Alten SA	4,889	479,274
AXA SA	157,912	7,200,652
Ayvens SA (a)	150,751	2,185,562
BNP Paribas SA	89,474	9,675,052
Capgemini SE	22,010	3,419,875
Cie Generale des Etablissements Michelin SCA	124,497	4,623,276
Credit Agricole SA	159,670	3,457,882
Eiffage SA	21,223	3,147,527
Engie SA	210,458	6,283,527
Forvia SE *	131,039	2,139,530
Orange SA	235,731	4,382,249
Societe Generale SA	57,132	5,006,449
TotalEnergies SE	168,023	12,220,105
Valeo SE	136,937	1,912,517
Vallourec SACA	87,653	1,860,248
Vicat SACA	34,444	3,191,597
		71,185,322
Georgia — 0.2%
Lion Finance Group plc	16,473	2,275,899
Germany — 4.6%
Allianz SE (Registered)	31,327	13,793,973
Bayer AG (Registered)	117,487	6,214,085
Bayerische Motoren Werke AG (b)	39,907	4,109,637
Continental AG	48,967	3,853,179
Deutsche Bank AG (Registered)	153,262	6,047,889
Deutsche Telekom AG (Registered)	250,090	8,392,593
Freenet AG	48,927	1,766,714
Hornbach Holding AG & Co. KGaA	4,091	390,914
JOST Werke SE (a)	14,343	1,063,841
Mercedes-Benz Group AG	76,380	5,220,134
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	11,693	7,086,854
Schaeffler AG	139,138	1,641,008
Vonovia SE	110,092	3,223,415
		62,804,236
Greece — 0.5%
Eurobank SA	461,390	2,254,803
Hellenic Telecommunications Organization SA	112,280	2,105,860
National Bank of Greece SA	156,928	2,770,477
		7,131,140

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Guatemala — 0.2%
Millicom International Cellular SA	53,702	3,277,433
Hong Kong — 1.4%
Cathay Pacific Airways Ltd.	1,236,000	1,937,945
CK Asset Holdings Ltd.	470,000	2,753,325
Hang Lung Properties Ltd.	1,568,000	1,892,064
Hysan Development Co. Ltd.	880,000	2,416,812
Kerry Properties Ltd.	903,000	2,741,294
Swire Properties Ltd.	677,000	2,052,022
WH Group Ltd. (a)	2,333,000	2,753,163
Wharf Real Estate Investment Co. Ltd.	656,000	2,277,476
		18,824,101
Hungary — 0.5%
MOL Hungarian Oil & Gas plc	277,193	3,385,343
OTP Bank Nyrt.	28,100	3,535,881
		6,921,224
India — 1.7%
Bank of Baroda	676,019	2,203,028
Bharat Petroleum Corp. Ltd.	660,648	2,619,172
Canara Bank	1,446,825	2,322,150
Coal India Ltd.	567,046	2,720,054
National Aluminium Co. Ltd.	945,764	3,940,864
NMDC Ltd.	2,452,524	2,160,411
Petronet LNG Ltd.	503,437	1,587,771
Union Bank of India Ltd.	1,078,409	2,122,587
Vedanta Ltd.	400,071	2,958,844
		22,634,881
Indonesia — 0.9%
Astra International Tbk. PT	8,523,800	3,231,981
First Pacific Co. Ltd.	2,488,000	1,946,723
Japfa Comfeed Indonesia Tbk. PT	11,845,500	1,957,301
Telkom Indonesia Persero Tbk. PT	12,551,600	2,683,035
United Tractors Tbk. PT	1,634,400	2,546,163
		12,365,203
Ireland — 1.3%
AerCap Holdings NV	27,144	3,899,507
AIB Group plc	320,751	3,585,401
Bank of Ireland Group plc	160,874	3,268,552
Glanbia plc	147,051	2,829,001
Glenveagh Properties plc * (a)	890,756	2,067,369
Greencore Group plc	672,628	2,664,531
		18,314,361
Italy — 3.4%
Azimut Holding SpA	53,516	2,260,727
Banco BPM SpA	212,303	3,182,278
BPER Banca SpA	247,121	3,480,314

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Danieli & C Officine Meccaniche SpA	56,282	2,903,669
doValue SpA * (a)	710,420	2,207,804
Enel SpA	706,465	7,805,422
Eni SpA	239,177	4,888,571
Intesa Sanpaolo SpA	1,319,367	9,340,316
UniCredit SpA	89,857	7,830,683
Unipol Assicurazioni SpA	139,985	3,117,715
		47,017,499
Japan — 16.0%
Aiful Corp.	920,000	3,271,259
Asahi Kasei Corp.	310,400	3,011,194
Chiyoda Corp. *	406,000	3,374,755
Cosmo Energy Holdings Co. Ltd.	64,000	1,919,177
Credit Saison Co. Ltd.	61,800	1,668,482
Dai-ichi Life Holdings, Inc.	430,600	3,786,758
Daiwa Securities Group, Inc.	404,400	3,940,632
ENEOS Holdings, Inc.	463,400	3,916,619
Inpex Corp.	213,000	4,772,098
Isuzu Motors Ltd.	185,400	2,986,760
Japan Airlines Co. Ltd.	98,100	1,853,621
Japan Petroleum Exploration Co. Ltd.	219,000	2,696,263
Kamigumi Co. Ltd.	63,500	2,222,233
Kandenko Co. Ltd.	75,500	2,718,181
Kanematsu Corp.	140,800	1,849,363
Kansai Paint Co. Ltd.	118,000	1,883,207
KDX Realty Investment Corp., REIT	1,482	1,603,282
Kioxia Holdings Corp. *	32,100	4,390,843
Kyocera Corp.	249,600	3,744,701
Marubeni Corp.	185,500	6,148,983
Mitsubishi UFJ Financial Group, Inc.	930,500	16,851,698
Mitsui & Co. Ltd.	245,600	8,022,534
Mitsui Fudosan Co. Ltd.	230,000	2,637,388
Mizuho Financial Group, Inc.	235,600	10,229,267
Modec, Inc.	38,100	3,715,416
MS&AD Insurance Group Holdings, Inc.	160,000	4,076,413
Niterra Co. Ltd.	61,900	2,706,384
Nomura Holdings, Inc.	530,100	4,803,946
Nomura Real Estate Holdings, Inc.	308,000	2,046,735
Obayashi Corp.	154,600	3,489,836
Open House Group Co. Ltd.	37,000	2,177,146
ORIX Corp.	181,600	5,534,333
Osaka Gas Co. Ltd.	104,400	3,919,454
Panasonic Holdings Corp.	308,900	4,235,235
Sankyo Co. Ltd.	156,100	2,441,800
SBI Holdings, Inc.	135,200	3,057,415
Shionogi & Co. Ltd.	156,500	3,222,208
Sojitz Corp.	62,200	2,268,142

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sompo Holdings, Inc.	91,800	3,165,680
Subaru Corp.	152,000	3,263,162
Sumitomo Corp.	130,600	5,303,547
Sumitomo Electric Industries Ltd.	43,800	1,917,544
Sumitomo Mitsui Financial Group, Inc.	329,300	11,588,216
Sumitomo Mitsui Trust Group, Inc.	98,800	3,299,801
Sumitomo Realty & Development Co. Ltd.	168,400	4,689,436
TBS Holdings, Inc.	59,800	2,318,622
Tokai Rika Co. Ltd.	99,300	2,012,670
Tokio Marine Holdings, Inc.	102,100	3,805,527
Tokyo Century Corp.	126,200	1,758,051
Tokyo Gas Co. Ltd.	36,700	1,628,220
Tokyo Tatemono Co. Ltd.	119,400	2,809,749
Tokyu Fudosan Holdings Corp.	276,200	2,557,477
Toyo Tire Corp.	91,100	2,455,120
Toyota Motor Corp.	409,500	9,281,525
Toyota Tsusho Corp.	128,900	4,694,440
Tsubakimoto Chain Co.	154,500	2,370,010
UACJ Corp.	182,900	2,894,854
		219,007,412
Luxembourg — 0.3%
ArcelorMittal SA	83,395	4,529,022
Malaysia — 0.1%
Sime Darby Bhd.	3,561,300	1,950,472
Mexico — 0.6%
Banco del Bajio SA (a)	631,881	1,848,711
Grupo Financiero Banorte SAB de CV, Class O	359,629	4,054,367
Grupo Mexico SAB de CV	248,495	2,741,891
		8,644,969
Netherlands — 2.5%
ABN AMRO Bank NV, CVA (a)	99,107	3,651,427
ASR Nederland NV	33,839	2,457,750
Eurocommercial Properties NV, REIT	48,627	1,434,457
Havas NV *	98,094	2,026,819
Heineken Holding NV	56,529	4,201,753
ING Groep NV	284,024	8,376,131
Koninklijke BAM Groep NV	267,051	2,800,754
Koninklijke Heijmans N.V., CVA	34,124	2,780,437
NN Group NV	52,569	4,167,000
SBM Offshore NV	73,233	2,630,548
		34,527,076
Norway — 0.9%
Aker Solutions ASA	583,673	2,132,772
DNB Bank ASA	125,900	3,609,976

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Norsk Hydro ASA	349,703	3,104,623
Telenor ASA	175,067	2,944,899
		11,792,270
Peru — 0.2%
Hochschild Mining plc	291,939	2,634,619
Poland — 0.3%
ORLEN SA	134,733	4,094,886
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	2,247,969	2,433,211
NOS SGPS SA	380,039	1,975,624
		4,408,835
Qatar — 0.2%
Ooredoo QPSC	588,024	2,293,310
Singapore — 0.5%
Oversea-Chinese Banking Corp. Ltd.	371,200	6,195,162
South Africa — 1.3%
Absa Group Ltd.	220,243	3,470,494
Anglo American plc	99,841	4,629,409
Exxaro Resources Ltd.	157,281	1,795,313
Kumba Iron Ore Ltd.	91,945	2,049,072
MTN Group Ltd.	318,266	3,534,209
Nedbank Group Ltd.	159,496	2,619,866
		18,098,363
South Korea — 6.6%
BGF retail Co. Ltd.	21,897	1,844,065
Cheil Worldwide, Inc.	112,226	1,709,226
DB Insurance Co. Ltd.	29,799	2,942,039
F&F Co. Ltd. *	42,943	2,170,664
Hankook Tire & Technology Co. Ltd.	48,933	2,164,249
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,317	2,382,271
Hyundai Glovis Co. Ltd.	20,402	3,439,764
Hyundai Mobis Co. Ltd.	15,297	4,779,654
Industrial Bank of Korea	119,882	1,841,856
JB Financial Group Co. Ltd.	132,153	2,305,776
KB Financial Group, Inc.	45,569	4,265,223
Kia Corp.	39,403	4,192,606
Korean Air Lines Co. Ltd. *	131,394	2,118,484
KT Corp., ADR	60,504	1,265,744
KT Corp.	21,470	849,431
Kumho Petrochemical Co. Ltd. *	22,238	2,221,140
LG Innotek Co. Ltd.	10,298	1,748,617
LG Uplus Corp.	224,306	2,493,328
Samsung Electronics Co. Ltd.	292,872	32,354,969
Samsung Fire & Marine Insurance Co. Ltd.	10,449	3,636,897
Samsung Securities Co. Ltd.	42,734	2,682,335

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
SK hynix, Inc.	6,113	3,816,819
SK Telecom Co. Ltd.	56,295	2,837,041
		90,062,198
Spain — 3.5%
Banco Bilbao Vizcaya Argentaria SA	516,624	13,113,816
Banco de Sabadell SA	822,641	3,227,044
Banco Santander SA	1,216,830	15,536,569
CaixaBank SA	454,151	5,994,879
Mapfre SA	353,550	1,617,753
Repsol SA	182,052	3,586,626
Tecnicas Reunidas SA *	65,031	2,462,372
Unicaja Banco SA (a)	600,317	2,057,218
		47,596,277
Sweden — 2.1%
Ambea AB (a)	183,979	2,808,997
Loomis AB	40,885	1,696,574
Modern Times Group MTG AB, Class B *	140,932	1,645,162
NCC AB, Class B	92,918	2,379,328
Skandinaviska Enskilda Banken AB, Class A	210,160	4,517,272
Svenska Handelsbanken AB, Class A (b)	235,654	3,715,100
Swedbank AB, Class A	118,773	4,617,925
Telefonaktiebolaget LM Ericsson, Class B	422,310	4,573,687
Telia Co. AB	618,220	2,824,315
		28,778,360
Switzerland — 0.6%
Adecco Group AG (Registered) (b)	83,372	2,450,003
Avolta AG	32,294	1,977,087
Implenia AG (Registered)	31,706	3,036,422
		7,463,512
Taiwan — 3.5%
Arcadyan Technology Corp.	304,000	1,726,446
Compal Electronics, Inc.	2,455,000	2,533,727
Compeq Manufacturing Co. Ltd.	591,000	3,151,082
Eva Airways Corp.	1,808,000	2,140,017
Fubon Financial Holding Co. Ltd.	1,311,000	3,764,643
Genius Electronic Optical Co. Ltd.	117,000	1,674,330
Largan Precision Co. Ltd.	25,000	1,905,433
Pou Chen Corp.	1,983,000	1,916,735
Primax Electronics Ltd.	653,000	1,628,759
Taiwan Semiconductor Manufacturing Co. Ltd.	359,000	19,851,241
Tripod Technology Corp.	205,000	2,415,990
United Microelectronics Corp.	1,176,000	2,339,951
WT Microelectronics Co. Ltd.	561,000	2,769,611
		47,817,965

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — 0.8%
Bangkok Bank PCL, NVDR	351,200	1,761,797
Kasikornbank PCL, NVDR	339,000	2,024,681
Krung Thai Bank PCL, NVDR	2,711,200	2,432,855
PTT Exploration & Production PCL, NVDR	767,800	3,001,500
Thai Oil PCL, NVDR	1,086,600	1,477,848
		10,698,681
United Arab Emirates — 0.7%
Dubai Islamic Bank PJSC	441,564	1,161,657
Emaar Properties PJSC	1,131,344	4,627,982
Emirates NBD Bank PJSC	374,978	3,175,443
		8,965,082
United Kingdom — 8.9%
Balfour Beatty plc	282,152	2,762,921
Barclays plc	1,318,708	8,801,146
Beazley plc	161,216	2,504,578
British American Tobacco plc	185,138	11,184,853
Centrica plc	1,169,508	3,062,369
CK Hutchison Holdings Ltd.	451,500	3,640,583
Currys plc	1,937,734	3,883,325
Drax Group plc	214,465	2,644,103
HSBC Holdings plc	1,388,540	24,495,130
Imperial Brands plc	105,535	4,444,900
International Consolidated Airlines Group SA	459,989	2,642,674
Investec plc	276,278	2,298,514
ITV plc	1,569,511	1,749,919
Johnson Matthey plc	63,305	2,047,148
Keller Group plc	60,010	1,455,072
Kier Group plc	814,114	2,494,672
Lancashire Holdings Ltd.	218,741	1,847,343
Lloyds Banking Group plc	4,236,847	6,326,479
Marks & Spencer Group plc	345,196	1,731,227
Mitie Group plc	1,239,078	2,841,645
Morgan Sindall Group plc	33,542	2,262,732
NatWest Group plc	823,729	7,508,113
Paragon Banking Group plc	176,913	2,149,661
Premier Foods plc	933,528	2,411,718
Serco Group plc	677,218	2,780,613
SSE plc	146,299	4,862,606
Standard Chartered plc	168,108	4,301,284
TP ICAP Group plc	479,989	1,674,400
		120,809,728
United States — 7.7%
BP plc	1,450,053	9,194,145
Buzzi SpA	32,604	1,855,872
Carnival plc *	60,907	1,809,125
GSK plc	393,181	10,168,313

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Nestle SA (Registered)	188,766	18,013,289
Novartis AG (Registered)	22,472	3,334,166
Roche Holding AG	60,130	27,343,512
Sanofi SA	77,813	7,339,613
Shell plc	478,473	18,392,268
Swiss Re AG	30,132	4,814,607
Tenaris SA	114,449	2,542,250
		104,807,160
Total Common Stocks (Cost $1,095,311,254)		1,340,624,143
Short-Term Investments — 1.9%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (c) (d) (Cost $19,142,820)	19,135,243	19,142,897
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $7,143,366)	7,143,366	7,143,366
Total Short-Term Investments (Cost $26,286,186)		26,286,263
Total Investments — 100.1% (Cost $1,121,597,440)		1,366,910,406
Liabilities in Excess of Other Assets — (0.1)%		(1,945,518)
NET ASSETS — 100.0%		1,364,964,888

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $6,833,057.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.6%
Insurance	8.6
Oil, Gas & Consumable Fuels	8.5
Metals & Mining	5.9
Pharmaceuticals	4.6
Construction & Engineering	2.7
Technology Hardware, Storage & Peripherals	2.7
Real Estate Management & Development	2.7
Trading Companies & Distributors	2.7
Diversified Telecommunication Services	2.6
Automobiles	2.6
Automobile Components	2.5
Food Products	2.5
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	2.1
Machinery	1.7
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	1.3
Tobacco	1.1
Electric Utilities	1.1
Household Durables	1.1
Chemicals	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	10.9
Short-Term Investments	1.9

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$32,828,327	$—	$32,828,327
Austria	2,914,635	16,170,329	—	19,084,964
Belgium	—	12,018,659	—	12,018,659
Brazil	22,047,015	—	—	22,047,015
Burkina Faso	2,413,419	—	—	2,413,419
Canada	58,485,492	—	—	58,485,492
Chile	1,987,815	—	—	1,987,815
China	9,947,235	99,874,073	—	109,821,308

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colombia	$2,964,884	$—	$—	$2,964,884
Denmark	—	14,731,943	—	14,731,943
Finland	—	6,313,659	—	6,313,659
France	—	71,185,322	—	71,185,322
Georgia	—	2,275,899	—	2,275,899
Germany	—	62,804,236	—	62,804,236
Greece	—	7,131,140	—	7,131,140
Guatemala	3,277,433	—	—	3,277,433
Hong Kong	—	18,824,101	—	18,824,101
Hungary	—	6,921,224	—	6,921,224
India	—	22,634,881	—	22,634,881
Indonesia	—	12,365,203	—	12,365,203
Ireland	11,460,408	6,853,953	—	18,314,361
Italy	—	47,017,499	—	47,017,499
Japan	—	219,007,412	—	219,007,412
Luxembourg	—	4,529,022	—	4,529,022
Malaysia	—	1,950,472	—	1,950,472
Mexico	8,644,969	—	—	8,644,969
Netherlands	—	34,527,076	—	34,527,076
Norway	2,944,899	8,847,371	—	11,792,270
Peru	—	2,634,619	—	2,634,619
Poland	—	4,094,886	—	4,094,886
Portugal	—	4,408,835	—	4,408,835
Qatar	2,293,310	—	—	2,293,310
Singapore	—	6,195,162	—	6,195,162
South Africa	6,464,251	11,634,112	—	18,098,363
South Korea	7,395,969	82,666,229	—	90,062,198
Spain	—	47,596,277	—	47,596,277
Sweden	2,808,997	25,969,363	—	28,778,360
Switzerland	—	7,463,512	—	7,463,512
Taiwan	—	47,817,965	—	47,817,965
Thailand	—	10,698,681	—	10,698,681
United Arab Emirates	3,175,443	5,789,639	—	8,965,082
United Kingdom	16,063,445	104,746,283	—	120,809,728
United States	—	104,807,160	—	104,807,160
Total Common Stocks	165,289,619	1,175,334,524	—	1,340,624,143
Short-Term Investments
Investment Companies	19,142,897	—	—	19,142,897
Investment of Cash Collateral from Securities Loaned	7,143,366	—	—	7,143,366
Total Short-Term Investments	26,286,263	—	—	26,286,263
Total Investments in Securities	$191,575,882	$1,175,334,524	$—	$1,366,910,406
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$22,387,742	$92,035,007	$95,279,874	$(1,790)	$1,812	$19,142,897	19,135,243	$263,750	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	419,283	32,506,951	25,782,868	—	—	7,143,366	7,143,366	46,151	—
Total	$22,807,025	$124,541,958	$121,062,742	$(1,790)	$1,812	$26,286,263		$309,901	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.